UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22763

CPG Carlyle Commitments Fund, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

805 Third Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

CPG Carlyle Commitments Fund, LLC

Financial Statements
(Unaudited)

For the Period from April 1, 2018
to September 30, 2018

(Including the Financial Statements of
CPG Carlyle Commitments Master Fund, LLC)

CPG Carlyle Commitments Fund, LLC

Table of Contents
For the Period from April 1, 2018 to September 30, 2018 (Unaudited)

Statement of Assets and Liabilities	1
Statement of Operations	2
Statements of Changes in Net Assets	3-4
Statement of Cash Flows	5
Financial Highlights	6-7
Notes to Financial Statements	8-12
Other Information (unaudited)	13
Financial Statements of CPG Carlyle Commitments Master Fund, LLC*	Appendix A

*	For a description of the Master Fund (as defined in Note 1), into which the Fund invests substantially all of its assets, please see the attached financial statements of the Master Fund, which should be read in conjunction with the financial statements of the Fund.

CPG Carlyle Commitments Fund, LLC

Statement of Assets and Liabilities (Unaudited)
September 30, 2018

Assets
Investment in CPG Carlyle Commitments Master Fund, LLC, at fair value (cost $807,321,561)	$1,100,135,494
Cash	4,478,597
Due from CPG Carlyle Commitments Master Fund, LLC	10,002,771
Prepaid expenses and other assets	86,556
Total Assets	1,114,703,418

Liabilities
Payable for shares repurchased	10,002,771
Capital contributions received in advance	4,477,650
Sub-placement agent fee payable	1,083,913
Professional fees payable	145,308
Transfer agent fees payable	208,830
Payable to Adviser	9,756
Accounting and administration fees payable	7,885
Accounts payable and other accrued expenses	34,597
Total Liabilities	15,970,710
Net Assets	$1,098,732,708

Composition of Net Assets:
Paid-in capital	$1,070,554,812
Total distributable earnings	28,177,896
Net Assets	$1,098,732,708

Net Assets Attributable to:
Class A Units	$729,289,307
Class I Units	369,443,401
$1,098,732,708
Units of Beneficial Interest Outstanding (Unlimited Number of Units Authorized):
Class A Units	56,492,150
Class I Units	13,551,291
70,043,441
Net Asset Value per Unit:
Class A Units*	$12.91
Class I Units	$27.26

*	Class A Unit Investors may be charged a sales load (“placement fee”) up to a maximum of 3.50% on the amount they invest.

See accompanying notes to financial statements and attached financial statements of CPG Carlyle Commitments Master Fund, LLC.

1

CPG Carlyle Commitments Fund, LLC

Statement of Operations (Unaudited)
For the Period Ended September 30, 2018

Investment Income and Expenses Allocated from CPG Carlyle Commitments Master Fund, LLC
Dividend income	$11,203,883
Interest income	4,190,761
Expenses	(7,333,618)
Net Investment Income and Expenses Allocated from CPG Carlyle Commitments Master Fund, LLC	8,061,026

Fund Expenses
Sub-placement agent fee	2,171,344
Transfer agent fees	431,034
Professional fees	192,548
Directors' and Officer fees	55,750
Accounting and administration fees	15,750
Other fees	49,302
Net Fund Expenses	2,915,728

Net Investment Gain	5,145,298

Net Realized Gain and Change in Unrealized Depreciation on Investments and Other Foreign Currency Denominated Assets and Liabilities Allocated from CPG Carlyle Commitments Master Fund, LLC
Net realized gain from:
Investments and other foreign currency denominated assets and liabilities, net of income taxes	20,730,831
Net change in unrealized depreciation on:
Investments and other foreign currency denominated assets and liabilities, net of income taxes	3,381,187
Net Realized Gain and Change in Unrealized Depreciation on Investments and Other Foreign Currency Denominated Assets and Liabilities Allocated from CPG Carlyle Commitments Master Fund, LLC	24,112,018

Net Increase in Net Assets Resulting from Operations	$29,257,316

See accompanying notes to financial statements and attached financial statements of CPG Carlyle Commitments Master Fund, LLC.

2

CPG Carlyle Commitments Fund, LLC

Statements of Changes in Net Assets

	For the Period Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Changes in Net Assets Resulting from Operations
Net investment income (loss), net of income taxes	$5,145,298	$(1,944,893)
Net realized gain from investments and other foreign currency denominated assets and liabilities, net of income taxes	20,730,831	102,820,409
Net change in unrealized appreciation/(depreciation) on investments and other foreign currency denominated assets and liabilities, net of income taxes	3,381,187	(947,953)
Net Change in Net Assets Resulting from Operations	29,257,316	99,927,563

Distributions to investors
Distributions[1]
Class A Units	—
Class I Units	—
Net Change in Net Assets from Distributions to Investors	—
From net realized gains
Class A Units		(89,716,255)
Class I Units		(39,312,099)
Net Change in Net Assets from Distributions to Investors		(129,028,354)

Change in Net Assets Resulting from Capital Transactions
Class A Units
Capital contributions	13,817,678	12,353,386
Reinvested distributions	—	84,091,812
Capital withdrawals	(15,858,315)	(42,743,074)
Total Class A Units Transactions	(2,040,637)	53,702,124

Class I Units
Capital contributions	35,387,226	51,396,302
Reinvested distributions	—	36,852,342
Capital withdrawals	(7,272,548)	(22,092,765)
Total Class I Units Transactions	28,114,678	66,155,879
Net Change in Net Assets Resulting from Capital Transactions	26,074,041	119,858,003

Total Net Increase in Net Assets	55,331,357	90,757,212

Net Assets
Beginning of year	1,043,401,351	952,644,139
End of year/period[2]	$1,098,732,708	$1,043,401,351

See accompanying notes to financial statements and attached financial statements of CPG Carlyle Commitments Master Fund, LLC.

3

CPG Carlyle Commitments Fund, LLC

Statements of Changes in Net Assets (Continued)

	For the Period Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Unit Activity
Class A Units
Capital contributions	1,064,215	931,680
Reinvested distributions	—	6,794,529
Capital withdrawals	(1,232,220)	(3,210,978)
Net Change in Class A Units Outstanding	(168,005)	4,515,231

Class I Units
Capital contributions	1,310,628	1,865,516
Reinvested distributions	—	1,416,951
Capital withdrawals	(267,999)	(787,398)
Net Change in Class I Units Outstanding	1,042,629	2,495,069

Total Change in Units Outstanding	874,624	7,010,300

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.

[2]

End of year net assets includes accumulated undistributed net investment loss of $2,844,169 for the year ended March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying notes to financial statements and attached financial statements of CPG Carlyle Commitments Master Fund, LLC.

4

CPG Carlyle Commitments Fund, LLC

Statement of Cash Flows (Unaudited)
For the Period Ended September 30, 2018

Cash Flows From Operating Activities
Net increase in net assets from operations	$29,257,316
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net investment income allocated from CPG Carlyle Commitments Master Fund, LLC	(8,061,026)
Net realized gain on investments and other foreign currency allocated from CPG Carlyle Commitments Master Fund, LLC, net of income taxes	(20,730,831)
Net change in unrealized depreciation on investments and other foreign currency allocated from CPG Carlyle Commitments Master Fund, LLC, net of income taxes	(3,381,187)
Purchases of interests in CPG Carlyle Commitments Master Fund, LLC	(49,204,904)
Sales of interests in CPG Carlyle Commitments Master Fund, LLC	26,177,437
Increase/(Decrease) in Assets:
Due from CPG Carlyle Commitments Master Fund, LLC	1,190,171
Prepaid expenses and other assets	(44,487)
Increase/(Decrease) in Liabilities:
Payable to Adviser	(25,191)
Sub-placement agent fee payable	491
Transfer agent fees payable	3,907
Professional fees payable	(82,037)
Accounts payable and other accrued expenses	26,044
Net Cash Used in Operating Activities	(24,874,297)

Cash Flows from Financing Activities
Proceeds from capital contributions, including capital contributions received in advance	49,100,138
Payments for shares repurchased, net of increase in payable for shares repurchased	(24,329,660)
Net Cash Provided by Financing Activities	24,770,478

Net change in Cash	(103,819)
Cash at beginning of year	4,582,416
Cash at end of period	$4,478,597

See accompanying notes to financial statements and attached financial statements of CPG Carlyle Commitments Master Fund, LLC.

5

CPG Carlyle Commitments Fund, LLC

Financial Highlights
Class A Units

Per Unit Data and Ratios for a Unit of Beneficial Interest Outstanding Throughout the Year/Period

	For the Period Ended September 30, 2018		For the Years Ended March 31				Period from June 1, 2013* to
	(Unaudited)		2018	2017	2016	2015	March 31, 2014
Per Unit Operating Performance:
Net Asset Value, beginning of year/period	$12.57		$13.03	$13.00	$13.96	$13.81	$12.00
Activity from investment operations:(1)
Net investment loss	0.05		(0.02)	(0.11)	(0.14)	(0.16)	(0.14)
Net realized and unrealized gain on investments	0.29		1.32	1.42	0.10	1.09	1.98
Total from investment operations	0.34		1.30	1.31	(0.04)	0.93	1.84

Distributions to investors
From net realized gains	—		(1.76)	(1.28)	(0.92)	(0.78)	(0.03)
Total distributions to investors	—		(1.76)	(1.28)	(0.92)	(0.78)	(0.03)

Net Asset Value, end of year/period	$12.91		$12.57	$13.03	$13.00	$13.96	$13.81

Net Assets, end of year/period (in thousands)	$729,289		$712,303	$679,521	$600,847	$477,860	$231,901

Ratios/Supplemental Data:
Net investment loss	(0.74	%)(2)	(0.38%)	(1.16%)	(1.71%)	(1.89%)	(2.27	%)(2)
Gross Expenses (3)	2.10	%(2)	2.13%	2.27%	2.23%	2.15%	3.23	%(2)
Expense Recoupment/(Waiver)	—	(2)	—	—	—	0.15%	(0.65	%)(2)
Net Expenses (4)	2.10	%(2)	2.13%	2.27%	2.23%	2.30%	2.58	%(2)
Portfolio Turnover Rate (Master Fund)	0.00	%(5)	0.35%	0.00%	0.00%	0.00%	0.00	%(5)
Total Return (6)	2.69	%(5)	8.48%	10.57%	(0.32%)	7.05%	15.31	%(5)

*	Commencement of operations.

(1)	Selected data is for a single unit outstanding throughout the year/period.

(2)	Annualized for periods less than one full year.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.

(4)	Included in the above ratio are other expenses of 0.30% as of September 30, 2018, 0.33% as of March 31, 2018, 0.47% as of March 31, 2017, 0.49% as of March 31, 2016, 0.50% as of March 31, 2015 and 0.76% as of March 31, 2014.

(5)	Not annualized.

(6)	Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

See accompanying notes to financial statements and attached financial statements of CPG Carlyle Commitments Master Fund, LLC.

6

CPG Carlyle Commitments Fund, LLC

Financial Highlights
Class I Units

Per Unit Data and Ratios for a Unit of Beneficial Interest Outstanding Throughout the Year/Period

	For the Period Ended September 30, 2018		For the Years Ended March 31				Period from July 1, 2013* to
	(Unaudited)		2018	2017	2016	2015	March 31, 2014
Per Unit Operating Performance:
Net Asset Value, beginning of year/period	$26.47		$27.28	$27.06	$28.88	$28.38	$25.00
Activity from investment operations:(1)
Net investment income (loss)	0.19		0.09	(0.09)	(0.17)	(0.10)	(0.15)
Net realized gain and unrealized appreciation on investments	0.60		2.80	2.99	0.27	2.22	3.56
Total from investment operations	0.79		2.89	2.90	0.10	2.12	3.41

Distributions to investors
From net realized gains	—		(3.70)	(2.68)	(1.92)	(1.62)	(0.03)
Total distributions to investors	—		(3.70)	(2.68)	(1.92)	(1.62)	(0.03)

Net Asset Value, end of year/period	$27.26		$26.47	$27.28	$27.06	$28.88	$28.38

Net Assets, end of year/period (in thousands)	$369,443		$331,098	$273,123	$205,141	$145,778	$44,548

Ratios/Supplemental Data:
Net investment income (loss)	1.37	%(2)	0.24%	(0.54%)	(1.11%)	(1.28%)	(1.64	%)(2)
Gross Expenses (3)	1.50	%(2)	1.53%	1.67%	1.63%	1.55%	2.47	%(2)
Expense Recoupment/(Waiver)	—	(2)	—	—	—	0.15%	(0.49	%)(2)
Net Expenses (4)	1.50	%(2)	1.53%	1.67%	1.63%	1.70%	1.98	%(2)
Portfolio Turnover Rate (Master Fund)	0.00	%(5)	0.35%	0.00%	0.00%	0.00%	0.00	%(5)
Total Return (6)	3.00	%(5)	9.13%	11.23%	0.28%	7.70%	13.65	%(5)

*	Commencement of operations.

(1)	Selected data is for a single unit outstanding throughout the year/period.

(2)	Annualized for periods less than one full year.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.

(4)	Included in the above ratio are other expenses of 0.30% as of September 30, 2018, 0.33% as of March 31, 2018, 0.47% as of March 31, 2017, 0.49% as of March 31, 2016, 0.50% as of March 31, 2015 and 0.76% as of March 31, 2014.

(5)	Not annualized.

(6)	Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

See accompanying notes to financial statements and attached financial statements of CPG Carlyle Commitments Master Fund, LLC.

7

CPG Carlyle Commitments Fund, LLC

Notes to Financial Statements (Unaudited)
September 30, 2018

1.	ORGANIZATION

CPG Carlyle Commitments Fund, LLC (the “Fund”) was organized as a Delaware limited liability company on October 23, 2012. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on June 1, 2013. The Fund’s investment objective is to seek attractive long-term capital appreciation. In pursuing its investment objective, the Fund intends to invest substantially all of its assets in limited liability company interests (“Interests”) in CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”), a limited liability company organized under the laws of the State of Delaware, which is also registered under the 1940 Act. The Master Fund expects to invest predominantly (under normal circumstances, generally at least 80% of its assets) in the multiple alternative investment funds (“Investment Funds”), co-investments and direct investments (“Direct Investments”) sponsored by, or affiliated with The Carlyle Group L.P. and its affiliates (“Carlyle”) with an emphasis on private equity funds as more fully described in the Confidential Memorandum as amended from time to time. The Fund’s and Master Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to be responsible for the day-to-day management of the Fund.

As of September 30, 2018, the Fund owned 100.00% of the Interests in the Master Fund with the Adviser owning an amount which rounded to 0.00%.

The Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

The Fund offers two classes of Units, Class A Units and Class I Units, which differ in their respective sales load (the “Placement Fee”) and Sub-Placement Agent Fee (as defined below). Each class of Units may be purchased as of the first business day of each month based upon their respective then current net asset values. Class A Unit Investors may be charged a Placement Fee up to a maximum of 3.50% on the amount they invest. No placement fee will be charged on purchases of Class I Units. Class A Units are subject to an ongoing fee (the “Sub-Placement Agent Fee”) at an annualized rate of 0.60% of the aggregate net assets of the Fund attributable to Class A Units. Class I Units are not subject to the Sub-Placement Agent Fee.

The Fund’s financial statements should be read in conjunction with the Master Fund’s financial statements, which are included as Appendix A.

8

CPG Carlyle Commitments Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2018

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The Fund has adopted a tax year end of September 30 (“Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 month period ended March 31, 2019, but after the Tax Year ended September 30, 2018 will be reflected in the financial statement footnotes for the fiscal year ended March 31, 2019.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. Tax years 2018, 2017 and 2016 remain subject to examination by the U.S. taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended September 30, 2018, the Fund did not incur any interest or penalties.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gains or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

There were no distributions paid for the period ended September 30, 2018.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Allocations from the Master Fund: In accordance with U.S. GAAP, the Fund, as the holder of Interests in the Master Fund, records in its financial statements its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation in the Master Fund.

Investment Transactions: Expenses that are specifically attributed to the Fund are accrued and charged to the Fund. Although the Fund bears its proportionate share of the management fees paid by the Master Fund, the Fund pays no direct management fee to the Adviser.

9

CPG Carlyle Commitments Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2018

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Dividends and distributions to unit holders: Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. The Fund records dividends and distributions to its unit holders on ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per Unit of the Fund.

Multiple Classes of Units: All Investors bear the common expenses of the Fund. Dividends are declared separately for each class. Income, non-class specific expenses and realized and unrealized gains and losses are allocated monthly to each class of Units based on the value of total Units outstanding of each class, without distinction between Unit classes. Expenses attributable to a particular class of Units, such as Sub-Placement Agent Fee, are allocated directly to that class.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities.

3. RELATED PARTY TRANSACTIONS AND OTHER

During the period ended September 30, 2018, the Adviser was due $9,756 for expense payments made on behalf of the Fund and it is included in Payable to Adviser in the Statement of Assets and Liabilities.

Pursuant to a license agreement between Carlyle Investment Management, L.L.C. and the Adviser (the “License Agreement”), the Adviser is permitted to use the mark “Carlyle” in connection with the offering, marketing, promotion, management and operation of the Fund. The Adviser believes that the Fund has benefitted and will continue to benefit from the License Agreement, in accordance with its terms. Nonetheless the Adviser will not seek reimbursement or payment from the Fund for any amounts thereunder.

Effective January 1, 2017, each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $14,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the period ended September 30, 2018 were $42,000, which is included in Directors’ and Officer fees in the Statement of Operations.

During the period ended September 30, 2018, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $13,750 which is included in the Directors’ and Officer fees in the Statement of Operations.

Certain Officers and Directors of the Fund are also Officers of the Adviser and are registered representatives of Foreside Fund Services, LLC.

10

CPG Carlyle Commitments Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2018

4. ADMINISTRATION, CUSTODIAN FEES AND DISTRIBUTION

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2018, the total administration fees were $15,750 which is included as accounting and administration fees in the Statement of Operations, of which $7,885 was payable and is included as accounting and administration fees payable in the Statement of Assets and Liabilities at September 30, 2018.

The Custodian is an affiliate of the Administrator and serves as the primary custodian of the assets of the Fund.

Foreside Fund Services, LLC (the “Placement Agent”) acts as the placement agent of the Fund’s Units. Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to retain sub-placement agents for distribution services and to provide related sales support services to Investors. The Fund pays a quarterly Sub-Placement Agent Fee out of the net assets of Class A Units at the annual rate of 0.60% of the aggregate net asset value of Class A Units, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Units). The Sub-Placement Agent Fee is charged on an aggregate class-wide basis, and Investors in Class A Units will be subject to the Sub-Placement Agent Fee regardless of how long they have held their Class A Units. The Sub-Placement Agent Fee is paid to the Placement Agent to reimburse it for payments made to sub-placement agents. Payment of the Sub-Placement Agent Fee is governed by the Fund’s Distribution Plan, which was adopted by the Fund, pursuant to the conditions of the exemptive order issued by the Securities and Exchange Commission (“SEC”), with respect to Class A Units in compliance with Rule 12b-1 under the 1940 Act. For the period ended September 30, 2018, the total Sub-Placement Agent Fee was $2,171,344, of which $1,083,913 was payable at September 30, 2018.

5. REPURCHASE OF UNITS

Investors do not have the right to require the Fund to redeem their Units. To provide a limited degree of liquidity to Investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Fund offer to repurchase Units from Investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the net assets of the Fund. Each repurchase offer will generally commence approximately 100 days prior to the applicable repurchase date. Since all or substantially all of the Fund’s assets will be invested in the Master Fund, the Fund does not expect to conduct a repurchase offer of Units unless the Master Fund contemporaneously conducts a repurchase offer of its interests.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from an Investor at any time prior to the day immediately preceding the first anniversary of the Investor’s purchase of such Units. Such repurchase fee will be retained by the Fund and will benefit the Fund’s remaining investors.

6. INDEMNIFICATION

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

11

CPG Carlyle Commitments Fund, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2018

7. SUBSEQUENT EVENTS

Subsequent events after September 30, 2018 have been evaluated through the date the financial statements were issued. Subscriptions into the Fund for October 1, 2018 and November 1, 2018, equaled $621,854 and $884,100 for Class A Units and $3,220,000 and $2,704,526 for Class I Units, respectively.

12

CPG Carlyle Commitments Fund, LLC

Other Information (Unaudited)
September 30, 2018

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

13

CPG Carlyle Commitments Master Fund, LLC

Consolidated Financial Statements
(Unaudited)

For the Period from April 1, 2018
to September 30, 2018

CPG Carlyle Commitments Master Fund, LLC

Table of Contents
For the Period Ended April 1, 2018 to September 30, 2018 (Unaudited)

Consolidated Schedule of Investments	1-6
Consolidated Statement of Assets and Liabilities	7
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Statement of Cash Flows	10
Consolidated Financial Highlights	11
Consolidated Notes to Financial Statements	12-19
Other Information (unaudited)	20

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited)
September 30, 2018

Investment Funds — 75.38%	Geographic Region	Cost	Fair Value
Co-Investments — 15.61%
Carlyle Beacon Partners, L.P. [a,b]	Asia/Pacific	$10,236,671	$9,900,000
Carlyle Eagle Coinvestment, L.P. [a,b]	North America	9,045,894	9,506,015
Carlyle ECI Coinvestment, L.P. [a,b]	North America	501,565	820,984
Carlyle Fourmi Co-Investment, L.P. [a,b]	Asia/Pacific	15,391,246	13,641,630
Carlyle Havasu Coinvestment, L.P. [a,b]	North America	7,235,350	6,503,686
Carlyle Interlink Coinvestment, L.P. [a,b]	North America	3,020,856	2,344,117
Carlyle Mars Partners, L.P. [a,b]	Asia/Pacific	3,085,913	2,407,270
Carlyle PIB Coinvestment, L.P. [a,b]	Europe	17,298,291	20,829,732
Carlyle RDSL Coinvestment, L.P. [a,b]	South America	13,609,511	18,819,264
Carlyle Sapphire Partners, L.P. [a,b]	North America	9,180,000	9,493,654
Carlyle Thunder Coinvestment, L.P. [a,b]	North America	5,034,925	4,812,032
CEMOF II Master Co-Investment Partners, L.P. [a]	North America	12,038,734	13,086,676
CSP III Canaveral Co-investment (Cayman), L.P. [a,b]	North America	4,215,561	3,249,320
CSP III Magellan Co-investment (Cayman), L.P. [a,b]	North America	4,519,908	3,498,679
Nash Coinvestment, L.P. [a]	Africa	8,716,970	14,395,046
Neptune Coinvestment, L.P. [a,b]	Europe	9,237,998	14,700,138
Reciprocal Capital Holdings LLC [a,b]	Asia/Pacific	13,878,584	21,680,773
Ripley Cable Holdings I, L.P. [a,b]	Asia/Pacific	—	84,948
Riverstone Fieldwood Partners, L.P. [a,b]	North America	8,225,878	1,971,470
Total Co-Investments		154,473,855	171,745,434

Primary Investments — 23.54%
AlpInvest Co-Investment Fund (Onshore) VII, L.P. [a]	North America	10,978,253	10,587,069
Carlyle Asia Growth Partners V, L.P. [a,b]	Asia/Pacific	5,924,637	6,186,748
Carlyle Asia Partners IV, L.P. [a]	Asia/Pacific	58,012,482	64,342,077
Carlyle Asia Partners V, L.P. [a,b]	Asia/Pacific	—	(732,058)
Carlyle Europe Technology Partners III, L.P. [a,b]	Europe	17,039,338	18,451,769
Carlyle Global Financial Services Partners II, L.P. [a]	Global	30,095,504	31,373,048
Carlyle Global Financial Services Partners III, L.P. [a,b]	Global	4,017,114	3,762,754
Carlyle International Energy Partners, L.P. [a]	Global	17,683,608	22,071,389
Carlyle Partners VI, L.P. [a]	North America	17,670,311	19,183,448
Carlyle Partners VII, L.P. [a,b]	North America	—	(2,290,411)
Carlyle Strategic Partners III, L.P. [a]	North America	6,738,025	6,261,854
Carlyle Structured Credit Fund, L.P. [a]	North America	9,913,939	9,824,049
Golub Capital Partners 10, L.P. [a]	North America	25,500,000	25,969,494
JLL Partners Fund VII, L.P. [a,b]	North America	15,401,789	18,807,532
TCG BDC, Inc. [a]	North America	27,178,493	25,151,006
Total Primary Investments		246,153,493	258,949,768

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2018

Investment Funds — 75.38% (Continued)	Geographic Region	Cost	Fair Value
Secondary Investments — 36.23%
Aberdeen Venture Partners IV, L.P. [a]	North America	$—	$477,403
Abraaj Private Equity Fund IV L.P. [a]	Middle East/North Africa	7,543,083	6,428,900
Audax Private Equity Fund, L.P. [a,b]	North America	—	7,090
BlueCrest Strategic Limited [a,b]	North America	154,513	120,650
Brazil Buyout Coinvestment, L.P. [a,b]	South America	135,043	95,409
Caliburn Strategic Fund [a,b]	Europe	369,280	543,323
Canyon Distressed Opportunity Fund (Cayman), L.P. [a,b]	North America	—	72,413
Canyon Distressed Opportunity Fund (Delaware), L.P. [a,b]	North America	—	646,877
Carlyle Asia Growth Partners III, L.P. [a,b]	Asia/Pacific	1,886,007	495,213
Carlyle Asia Growth Partners III Coinvestment, L.P. [a,b]	Asia/Pacific	313	56,057
Carlyle Asia Growth Partners IV, L.P. [a,b]	Asia/Pacific	25,653,813	14,196,137
Carlyle Asia Growth Partners IV Coinvestment, L.P. [a,b]	Asia/Pacific	468,572	120,050
Carlyle Asia Partners II, L.P. [a,b]	Asia/Pacific	127,119	212,859
Carlyle Asia Partners II Coinvestment, L.P. [a,b]	Asia/Pacific	472,581	374,134
Carlyle Asia Partners III, L.P. [a]	Asia/Pacific	3,991,065	6,484,672
Carlyle Asia Partners III Coinvestment, L.P. [a]	Asia/Pacific	905,882	495,911
Carlyle Asia Partners IV, L.P. [a]	Asia/Pacific	2,244,140	2,144,517
Carlyle Asia Structured Credit Opportunities Fund, L.P. [a]	Asia/Pacific	5,638,460	6,080,798
Carlyle Cardinal Ireland Fund, L.P. [a,b]	Europe	361,198	375,188
Carlyle Energy Mezzanine Opportunities Fund, L.P. [a]	North America	7,118,960	6,025,890
Carlyle Europe Partners II, L.P. [a,b]	Europe	2,890,747	367,186
Carlyle Europe Partners II Coinvestment, L.P. [a]	Europe	748,574	92,512
Carlyle Europe Partners II Investment Holdings, L.P. - Ensus II [a,b]	Europe	179,992	98,176
Carlyle Europe Partners III, L.P. [a,b]	Europe	4,765,378	3,760,283
Carlyle Europe Partners III Investment Holdings, L.P. [a,b]	Europe	3,851,285	1,090,492
Carlyle Europe Partners IV, L.P. [a]	Europe	811,314	900,962
Carlyle Europe Technology Partners Coinvestment, L.P. [a,b]	Europe	—	30
Carlyle Europe Technology Partners II Coinvestment, L.P. [a,b]	Europe	213,596	46,679
Carlyle Global Financial Services Partners, L.P. [a,b]	Global	6,680,003	5,513,453
Carlyle Global Financial Services Partners Coinvestment, L.P. [a,b]	Global	231,812	54,822
Carlyle Global Financial Services Partners II, L.P. [a]	Global	6,767,528	7,163,380
Carlyle Global Financial Services Partners II Coinvestment, L.P. [a,b]	Global	—	83
Carlyle Infrastructure Partners, L.P. [a]	North America	4,172,866	3,259,449
Carlyle International Energy Partners, L.P. [a]	Global	4,512,025	5,149,992
Carlyle Japan Partners II, L.P. [a,b]	Asia/Pacific	920,356	2,200,334
Carlyle Japan Partners II Coinvestment, L.P. [a,b]	Asia/Pacific	854,948	180,636
Carlyle MENA Partners, L.P. [a,b]	Middle East/North Africa	375,892	375,575
Carlyle Mezzanine Partners II, L.P. [a,b]	North America	7,364,447	2,331,256
Carlyle Partners IV, L.P. [a,b]	North America	—	1,098,317
Carlyle Partners IV Coinvestment, L.P. [a,b]	North America	674,236	313,233

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2018

Investment Funds — 75.38% (Continued)	Geographic Region	Cost	Fair Value
Carlyle Partners V, L.P. [a]	North America	$36,442,966	$39,726,448
Carlyle Partners V Coinvestment, L.P. [a,b]	North America	5,265,958	1,386,477
Carlyle Partners V Coinvestment (Cayman), L.P. [a,b]	North America	1,450,360	434,375
Carlyle Partners VI, L.P. [a]	North America	22,220,234	26,622,616
Carlyle Partners VI Coinvestment A (Cayman), L.P. [a,b]	North America	221,271	291,684
Carlyle Realty Partners V, L.P. [a,b]	North America	1,691,839	1,881,940
Carlyle Realty Partners VI, L.P. [a]	North America	176,225	184,046
Carlyle/Riverstone Global Energy and Power Fund II, L.P. [a,b]	North America	482,561	8,511
Carlyle/Riverstone Global Energy and Power Fund III, L.P. [a,b]	North America	2,400,519	861,356
Carlyle South America Buyout Fund, L.P. [a]	South America	3,757,848	4,324,630
Carlyle Strategic Partners II, L.P. [a,b]	North America	4,169,819	1,862,067
Carlyle Strategic Partners II Coinvestment, L.P. [a,b]	North America	691,977	303,493
Carlyle Strategic Partners III, L.P. [a]	North America	348,904	447,275
Carlyle Strategic Partners III Coinvestment, L.P. [a,b]	North America	229,183	214,399
Carlyle U.S. Equity Opportunity Fund [a]	North America	2,748,333	2,775,564
Carlyle U.S. Equity Opportunity Fund II, L.P. [a]	North America	1,192,423	1,317,033
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P. [a]	North America	83,226	48,076
Carlyle Venture Partners II Coinvestment, L.P. [a,b]	North America	260,145	423,633
Carlyle Venture Partners III Coinvestment, L.P. [a,b]	North America	130,042	40,264
Cerberus Asia Partners, L.P. Series Two [a,b]	Asia/Pacific	—	72,473
Cerberus Institutional Overseas III, Ltd. [a,b]	North America	—	133,075
Cerberus Institutional Overseas IV, Ltd. [a,b]	North America	1,940,819	2,221,317
Cerberus Institutional Partners III, L.P. [a,b]	North America	—	870,380
Cerberus International, Ltd. Class A [a,b]	North America	1,411,251	1,603,767
Cerberus International SPV, Ltd. Class A [a,b]	North America	3,182,694	3,639,701
Cerberus International SPV, Ltd. Class B-8 [a,b]	North America	1,048,287	2,144,326
ComVentures V, L.P. [a,b]	North America	19,481	17,880
Euro Wagon II, L.P. [a]	Europe	—	168,083
Francisco Partners, LP [a,b]	North America	83,973	41,957
Garrison Opportunity Fund II A LLC [a,b]	North America	8,348,976	11,344,577
Garrison Opportunity Fund LLC - Series A [a,b]	North America	28,475	25,149
Garrison Opportunity Fund LLC - Series C [a,b]	North America	12,064	8,405
Harbinger Class L Holdings (Cayman), Ltd. [a,b]	North America	148,676	117,427
Harbinger Class PE Holdings (Cayman), Ltd. [a,b]	North America	619,493	483,725
JLL Partners Fund V, L.P. [a,b]	North America	5,437,358	5,682,126
Laverne Buyer Holdings I, LLC [a,b]	North America	1,985,614	4,398,132
Laverne Buyer Holdings II, LLC [a,b]	North America	696,765	1,742,400
Laverne Buyer Holdings III, LLC [a,b]	North America	7,045,427	10,067,524
Laverne Buyer Holdings IV, LLC [a,b]	North America	2,813,658	14,934,595
Laverne Buyer Holdings V, LLC [a,b]	North America	2,163,134	2,524,057
LSVP VI Trust [a,b]	North America	—	22,509
Madison Dearborn Capital Partners IV [a,b]	North America	122,757	182,428

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2018

Investment Funds — 75.38% (Continued)	Geographic Region	Cost	Fair Value
MENA Coinvestment, L.P. [a,b]	Middle East/North Africa	$384,503	$223,724
Mexico Coinvestment, L.P. [a,b]	North America	8	1,750
New Enterprise Associates 9, L.P. [a,b]	North America	26,424	105,095
New Enterprise Associates 10, L.P. [a,b]	North America	365,255	605,231
Newport Global Opportunities Fund, L.P. [a,b]	North America	25,125,735	22,738,055
Passero 18, L.P. [a]	North America	12,048,444	11,866,469
PIMCO Bravo Fund Onshore Feeder I, L.P. [a,b]	North America	15,306	128,058
PIMCO Bravo Fund, L.P. [a,b]	North America	102,128	1,060,235
Riverstone/Carlyle Global Energy and Power Fund IV, L.P. [a]	North America	9,714,960	8,718,805
Riverstone/Carlyle Renewable and Alternative Energy Fund II, L.P. [a]	North America	1,954,488	2,119,699
Riverstone Global Energy and Power Fund V, L.P. [a]	North America	16,721,586	17,749,001
SCP Private Equity Fund I, L.P. [a,b]	North America	430,603	494,521
SCP Real Assets Fund I, L.P. [a,b]	North America	52,950	61,247
Sevin Rosen Fund VIII, L.P. [a,b]	North America	26,494	62,803
Strategic Value Global Opportunities Feeder Fund 1-A, L.P. [a,b]	North America	1,832,025	4,317,800
Strategic Value Global Opportunities Fund 1-A, L.P. [a,b]	North America	122,510	283,605
Strategic Value Global Opportunities Master Fund, L.P. [a,b]	North America	—	63,770
Strategic Value Special Situations Feeder Fund, L.P. [a,b]	North America	5,938,852	20,161,780
Strategic Value Special Situations Fund, L.P. [a,b]	North America	504,804	1,686,925
Styx International, Ltd. Series 1 [a,b]	North America	585,366	666,653
Styx International, Ltd. Series 4 [a,b]	North America	276,003	314,416
Styx International, Ltd. Series 5 [a,b]	North America	127,829	145,620
SVRF (Offshore) Holdings Ltd. [a,b]	North America	23,928	26,880
Taylor Buyer Holdings, LLC [a,b]	North America	66,827	362,097
Three Arch Capital, L.P. [a,b]	North America	56,287	19,891
Varde Investment Partners L.P. [a,b]	North America	—	1,831
Warburg Pincus China L.P. [a,b]	Asia/Pacific	5,387,794	5,495,467
Warburg Pincus Energy L.P. [a,b]	Asia/Pacific	2,177,524	2,861,660
Warburg Pincus XI (Asia), L.P. [a,b]	Asia/Pacific	50,050,220	53,006,202
WLR Recovery IV, L.P. [a,b]	North America	3,872,259	18,160,402
Total Secondary Investments		362,148,875	398,559,933
Total Investment Funds		$762,776,223	$829,255,135

Direct Investments — 0.22%
Interlink Maritime Corp. [b,c]	North America	$3,000,000	$2,460,000
Total Direct Investments		$3,000,000	$2,460,000

Common Stock — 0.47%
Builders Firstsource, Inc. [b]	$5,643,793	$5,124,127
Total Common Stock	$5,643,793	$5,124,127

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2018

Asset-Backed Investments — 4.10%	Cost	Fair Value
Carlyle Global Market Strategies, Series 2017-2A, Class A2A, 4.17%, 7/20/2031	$30,000,000	$30,060,021
Carlyle Global Market Strategies, Series 2017-2A, Class B, 4.87%, 7/20/2031	15,000,000	15,087,012
Total Asset-Backed Investments	$45,000,000	$45,147,033

Short-Term Investments — 23.76%
Certificate of Deposit — 4.55%
Bank of America N.A., 2.41%, 11/1/2018	$25,000,000	$25,005,175
Bank of America N.A., 2.46%, 1/28/2019	25,000,000	25,006,250
Total Certificate of Deposit	50,000,000	50,011,425

Money Market Funds — 19.21%
Dreyfus Cash Management, Class I, 2.21% [d]	26,011,346	26,021,609
Fidelity Institutional Prime Money Market Portfolio, Class I, 2.11% [d]	78,553,523	78,550,811
Goldman Sachs Financial Square Money Market Fund, Class I, 2.20% [d]	26,016,921	26,020,706
JPMorgan Prime Money Market Fund, Class I, 2.13% [d]	26,134,298	26,144,656
Morgan Stanley Institutional Liquidity Fund, Class I, 1.93% [d]	2,534,836	2,534,836
Wells Fargo Advantage Cash Investment Money Market Fund, Class Select, 2.20% [d]	26,017,096	26,024,211
Wells Fargo Advantage Heritage Money Market Fund, Class Select, 2.17% [d]	26,015,318	26,024,211
Total Money Market Funds	211,283,338	211,321,040
Total Short-Term Investments	$261,283,338	$261,332,465

Total Investments — 103.93%	$1,077,703,354	$1,143,318,760
Liabilities in excess of other assets — (3.93%)		(43,183,105)
Net Assets — 100.00%		$1,100,135,655

[a]	Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale.

[b]	Non-income producing security.

[c]	Level 3 securities fair valued under procedures established by the Board of Directors, represents 0.2% of Net Assets. The total value of these securities is $2,460,000.

[d]	The rate shown is the annualized 7-day yield as of September 30, 2018.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2018

Investments as of September 30, 2018

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	15.61%
Primary Investments	23.54%
Secondary Investments	36.23%
Total Investment Funds	75.38%
Direct Investments	0.22%
Common Stock	0.47%
Asset-Backed Investments	4.10%
Short-Term Investments
Certificate of Deposit	4.55%
Money Market Funds	19.21%
Total Short-Term Investments	23.76%
Total Investments	103.93%
Liabilities in excess of other assets	(3.93%)
Total Net Assets	100.00%

See accompanying notes to financial statements.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Assets and Liabilities (Unaudited)
September 30, 2018

Assets
Investments, at fair value (cost $1,077,703,354)	$1,143,318,760
Cash	1,423,029
Cash denominated in foreign currencies (cost $3,409,644)	3,307,028
Receivable for distributions from Investment Funds	1,166,568
Interest receivable	744,449
Prepaid expenses and other assets	180,645
Total Assets	1,150,140,479

Liabilities
Payable for investments purchased, not yet settled	33,626,331
Payable for shares repurchased, due to Feeder	10,002,771
Payable to Adviser	3,301,070
Deferred tax liability	2,691,835
Professional fees payable	155,107
Accounting and admin fees payable	162,452
Accounts payable and other accrued expenses	65,258
Total Liabilities	50,004,824
Net Assets	$1,100,135,655

Composition of Net Assets
Paid in capital	$807,321,706
Total distributable earnings	292,813,949
Net Assets	$1,100,135,655

See accompanying notes to financial statements.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Operations (Unaudited)
For the Period Ended September 30, 2018

Investment Income
Dividend income	$11,203,883
Interest income	4,190,761
15,394,644
Expenses
Management fee	6,532,071
Accounting and administration fees	331,725
Professional fees	262,954
Directors' and Officer fees	55,750
Custody fees	67,438
Insurance expense	21,774
Other fees	61,906
Net Expenses	7,333,618

Net Investment Income	8,061,026

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Other Foreign Currency Denominated Assets and Liabilities
Net realized gain/(loss) from:
Investments	20,965,151
Foreign currency	(114,318)
Income tax expense	(120,002)
Net change in unrealized appreciation/(depreciation) on:
Investments	3,764,792
Foreign currency	(82,987)
Income tax expense	(300,618)
Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Other Foreign Currency Denominated Assets and Liabilities	24,112,018

Net Increase in Net Assets Resulting from Operations	$32,173,044

See accompanying notes to financial statements.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statements of Changes in Net Assets

	For the Period Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
Changes in Net Assets Resulting from Operations
Net investment income	$8,061,026	$3,827,286
Net realized gain from investments and other foreign currency denominated assets and liabilities, net of income taxes	20,730,831	102,820,409
Net change in unrealized appreciation (depreciation) on investments and other foreign currency denominated assets and liabilities, net of income taxes	3,381,187	(947,953)
Net Change in Net Assets Resulting from Operations	32,173,044	105,699,742

Change in Net Assets Resulting from Capital Transactions
Capital contributions	49,204,904	63,749,688
Capital withdrawals	(26,177,433)	(78,801,062)
Net Change in Net Assets Resulting from Capital Transactions	23,027,471	(15,051,374)

Total Net Increase in Net Assets	55,200,515	90,648,368

Net Assets
Beginning of year	1,044,935,140	954,286,772
End of year/period[1]	$1,100,135,655	$1,044,935,140

[1]

End of year net assets includes accumulated undistributed net investment loss of $12,280,840 for the year ended March 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

See accompanying notes to financial statements.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Cash Flows (Unaudited)
For the Period Ended September 30, 2018

Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$32,173,044
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investments	(20,967,308)
Net change in unrealized appreciation on investments	(3,764,792)
Purchases of Investment Funds	(152,881,488)
Capital distributions received from Investment Funds	57,225,061
Net purchases of short-term investments	29,608,249
(Increase)/Decrease in Assets:
Receivable for distributions from Investment Funds	4,000,134
Interest receivable	(744,449)
Prepaid expenses and other assets	(15,411)
Increase/(Decrease) in Liabilities:
Payable for investments purchased, not yet settled	33,190,235
Payable to Adviser	91,531
Income tax payable	498,489
Professional fees payable	(101,774)
Accounting and admin fees payable	14,525
Accounts payable and other accrued expenses	51,195
Net Cash Used in Operating Activities	(21,622,759)

Cash Flows from Financing Activities:
Proceeds from capital contributions, including capital contributions received in advance	47,679,444
Payments for shares repurchased, net of increase in payable for shares repurchased	(27,367,604)
Net Cash Provided by Financing Activities	20,311,840

Net change in Cash	(1,310,919)
Cash at beginning of year	6,040,976
Cash at end of period*	$4,730,057

*	Includes cash denominated in foreign currencies.

See accompanying notes to financial statements.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Financial Highlights

	For the Period Ended September 30, 2018		For the Years Ended March 31				Period from June 1, 2013* to
	(Unaudited)		2018	2017	2016	2015	March 31, 2014
Net Assets:
Net Assets, end of year/period (in thousands)	$1,100,136		$1,044,935	$954,287	$807,184	$624,480	$276,698

Ratios/Supplemental Data:
Net Investment Income/(Loss) (1)	1.48	%(2)	0.38%	(0.32%)	(0.86%)	(1.02%)	(1.60	%)(2)
Gross Expenses (3)	1.35	%(2)	1.37%	1.44%	1.38%	1.39%	2.11	%(2)
Expense Recoupment/(Waiver)	—	(2)	—	—	—	0.05%	(0.19	%)(2)
Net Expenses (4)	1.35	%(2)	1.37%	1.44%	1.38%	1.44%	1.92	%(2)
Portfolio Turnover Rate	0.00	%(5)	0.35%	0.00%	0.00%	0.00%	0.00	%(5)
Total Return (6)	3.07	%(5)	10.98%	11.45%	0.54%	8.01%	15.92	%(5)

*	Commencement of operations.

(1)	The ratios do not include investment income or expenses of the Investment Funds in which the Master Fund invests.

(2)	Annualized for periods less than one full year.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursement and/or expense recoupment by the Adviser.

(4)	Included in the above ratio are other expenses of 0.15% as of September 30, 2018, 0.17% as of March 31, 2018, 0.23% as of March 31, 2017, 0.25% as of March 31, 2016, 0.23% as of March 31, 2015 and 0.70% as of March 31, 2014.

(5)	Not annualized.

(6)	Total investment return reflects the changes in net asset value based on the effects of the performance of the Master Fund during the year/period and adjusted for cash flows related to capital contributions during the year/period. Total returns shown exclude the effect of applicable sales charges and redemption fees.

See accompanying notes to financial statements.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Notes to Financial Statements (Unaudited)
September 30, 2018

1. ORGANIZATION

CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”) was organized as a Delaware limited liability company on October 23, 2012. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Master Fund commenced operations on June 1, 2013. CPG TCG Acquisition Fund, LLC (“CPG TCG”), a wholly owned entity, is consolidated in the Master Fund’s financial statements. The Master Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Master Fund’s investment objective is to seek attractive long-term capital appreciation. The Master Fund seeks to achieve its investment objective by investing predominantly (under normal circumstances, generally at least 80% of its assets) in the multiple alternative investment funds (“Investment Funds”), Co-Investments and direct investments (“Direct Investments”) sponsored by, or affiliated with The Carlyle Group L.P. and its affiliates (“Carlyle”) with an emphasis on private equity funds.

Subject to the requirements of the 1940 Act, the business and affairs of the Master Fund shall be managed under the direction of the Master Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Master Fund and in its name, to do all things necessary and proper to carry out its duties under the Master Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Master Fund shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Master Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Master Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Master Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Master Fund.

The Master Fund is a master investment portfolio in a master-feeder structure. CPG Carlyle Commitments Fund, LLC (the “Feeder Fund”) invests substantially all of its assets in the limited liability company interests (“Interests”) of the Master Fund. As of September 30, 2018, the Feeder Fund owns 100.00% of the Master Fund’s Interests with the Adviser owning an amount which rounded to 0.00%.

Interests are generally offered in the Feeder Fund as of the first business day of each calendar month. Purchase proceeds do not represent the Master Fund’s capital or become the Master Fund’s assets until the first business day of the relevant calendar month.

The Master Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Master Fund’s policy to be classified as a partnership for U.S. federal income tax purposes. Each investor of the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses and the realized and unrealized gains or losses of the Master Fund. The Master Fund is expected to incur taxable income upon realization of some of its investments. Accordingly, an allowance has been established in the amount the Master Fund expects to incur. For the period ended September 30, 2018, the total income tax expense $420,620 is included in the Consolidated Statement of Operations. As of September 30, 2018, the Master Fund had a deferred tax liability of $2,691,835 which is included in the Consolidated Statement of Assets and Liabilities. No other U.S. federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund since the investors are individually liable for the taxes on their allocated share of such income or gains of the Master Fund.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2018

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Master Fund has adopted a tax year end of September 30. The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2018, the tax years from the year 2016 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current year. The Master Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2018, the Master Fund did not incur any interest or penalties.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund.

Short-Term Investments: Short-term investments represent investments in high quality money market instruments and money market mutual funds, and are recorded at net asset value per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Asset-backed Securities: Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Investment Transactions: The Master Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of redemption. Dividend and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds.

Foreign Currency: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Master Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The fair value of the Master Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2018

3. PORTFOLIO VALUATION

Fair value is defined as the value that the Master Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The private equity Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and co-investments. Co-investments (the “Co-investments”) represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments (the “Primary Investments”) are investments in newly established private equity funds. Secondary investments (the “Secondary Investments”) are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies established by the Board. The Master Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Master Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Master Fund’s investments. The Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place and subscription and redemption activity. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2018

3. PORTFOLIO VALUATION (continued)

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table represents the investments carried at fair value on the Consolidated Statement of Assets and Liabilities by level within the valuation hierarchy as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Direct Investments	$—	$—	$2,460,000	$2,460,000
Common Stock	5,124,127	—	—	5,124,127
Asset-Backed Securities	—	45,147,033	—	45,147,033
Short-term investments	—	261,332,465	—	261,332,465
Total	$5,124,127	$306,479,498	$2,460,000	$314,063,625

The Master Fund held Investment Funds with a fair value of $829,255,135, that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of September 30, 2018.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Direct Investments	Total
Balance as of April 1, 2018	$2,321,672	$2,321,672
Gross Contributions	—	—
Gross Distributions	(414,224)	(414,224)
Realized Gain	—	—
Unrealized Appreciation/(Depreciation)	552,552	552,552
Balance as of September 30, 2018	$2,460,000	$2,460,000

The Master Fund recognizes transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 for the period ended September 30, 2018.

The amount of the net unrealized depreciation for the period ended September 30, 2018 relating to investments in Level 3 assets still held at September 30, 2018 is $540,000.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2018

3. PORTFOLIO VALUATION (continued)

A listing of the unfunded commitments held by the Master Fund and their attributes, as of September 30, 2018, that qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies with focus on small, mid, or large capitalization companies	$416,501,874	$645,495,837	Up to 10 years	None	N/A	N/A
Growth Capital	Investments in established companies with strong growth characteristics	$240,368,579	$45,513,644	Up to 10 years	None	N/A	N/A
Special Situations/ Other	Investments in mezzanine, distressed debt, energy/utility and turnarounds	$225,115,841	$89,953,482	Up to 10 years	None	N/A	N/A

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

4. RELATED PARTY TRANSACTIONS AND OTHER

As of September 30, 2018, the Master Fund and CPG TCG had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Master Fund pursuant to an investment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Master Fund pays the Adviser a quarterly fee (the “Management Fee”) computed and payable monthly, at the annual rate of 1.20% of the Master Fund’s net asset value. “Net asset value” means, for any month, the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date and before any reduction for any fees and expenses of the Master Fund. The Management Fee shall be prorated for any period of less than a month based on the number of days in such period. During the period ended September 30, 2018, the Adviser earned $6,532,071 of Management Fee which is included in the Consolidated Statement of Operations, of which $3,301,070 was payable at September 30, 2018 and is included in Payable to Adviser in the Consolidated Statement of Assets and Liabilities.

Pursuant to a license agreement between Carlyle Investment Management, L.L.C. and the Adviser (the “License Agreement”), the Adviser is permitted to use the mark “Carlyle” in connection with the offering, marketing, promotion, management and operation of the Fund. The Adviser believes that the Master Fund has benefitted and will continue to benefit from the License Agreement, in accordance with its terms. Nonetheless the Adviser will not seek reimbursement or payment from the Master Fund for any amounts thereunder.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2018

4. RELATED PARTY TRANSACTIONS AND OTHER (continued)

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Effective January 1, 2017, each member of the Board who is not an “interested person” of the Master Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $14,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Master Fund related to Independent Directors for the period ended September 30, 2018 was $42,000 which is included in Directors’ and Officer fees in the Consolidated Statement of Operations.

During the period ended September 30, 2018, the Master Fund incurred a portion of the annual compensation of the Master Fund’s Chief Compliance Officer in the amount of $13,750 which is included in Directors’ and Officer fees in the Consolidated Statement of Operations of which $9,756 was receivable at September 30, 2018 and is included in accounts payable and other accrued expenses in the Consolidated Statement of Assets and Liabilities.

Certain Officers and Directors of the Master Fund are also Officers of the Adviser and CPG TCG and are registered representatives of Foreside Fund Services, LLC.

5. ADMINISTRATION AND CUSTODIAN FEES

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Master Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Master Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2018, the total administration fees were $331,725 which is included in accounting and administration fees in the Consolidated Statement of Operations, of which $162,452 was payable at September 30, 2018 and is included in accounting and admin fees payable in the Consolidated Statement of Assets and Liabilities.

The Custodian is an affiliate of the Administrator and serves as the primary custodian of the assets of the Master Fund and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6. INVESTMENTS

For the period ended September 30, 2018, total purchases and total proceeds from redemptions or other dispositions of investments amounted to $152,881,488 and $57,225,061, respectively.

The Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, generally subject to a preferred return and a claw back.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2018

7. ALLOCATION OF INVESTORS’ CAPITAL

As of the last day of each Fiscal Period (as defined below), any net profit or net loss for the Fiscal Period shall be allocated among and credited to or debited against the capital accounts of the investors in accordance with their respective Master Fund percentages for such Fiscal Period. Fiscal Period means the period commencing on the first date on or as of which an investor other than the organizational investor or the Adviser is admitted to the Master Fund, and thereafter each period commencing on the day immediately following the last day of the preceding Fiscal Period, and ending at the close of business on the first to occur of the following dates: (1) the last day of a fiscal year; (2) the day preceding any day as of which a contribution to the capital of the Master Fund is made; (3) the day as of which the Master Fund repurchases any Interest or portion of an Interest of any member; (4) the day as of which the Master Fund admits a substituted investor to whom an Interest (or portion thereof) of an investor has been transferred (unless there is no change of beneficial ownership); or (5) any other day as of which the Limited Liability Company agreement provides for any amount to be credited to or debited against the capital account of any investor, other than an amount to be credited to or debited against the capital accounts of all investors in accordance with their respective investment percentages.

8. REPURCHASE OF INVESTORS’ INTERESTS

Investors do not have the right to require the Master Fund to redeem their Interests or portion thereof. To provide a limited degree of liquidity to investors, the Master Fund may, from time to time, offer to repurchase Interests or portions thereof pursuant to written tenders by investors. Repurchases will be made at such times, in such amount and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Master Fund should offer to repurchase Interests, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Master Fund offer to repurchase Interests from investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the net assets of the Master Fund. Each repurchase offer will generally commence approximately 100 days prior to the applicable repurchase date.

9. CAPITAL CONTRIBUTIONS AND COMMITMENTS

As of September 30, 2018, the Master Fund had outstanding investment commitments to Investment Funds totaling $780,962,963. Six Investment Funds have commitments denominated in Euros and one Investment Fund has commitments denominated in Japanese Yen. As of September 30, 2018, the unfunded commitments for these Investment Funds totaled €111,297,505 and ¥568,635,295, respectively. As of September 30, 2018, the exchange rate used for the conversion was 1.1604 USD/EUR and 113.64 JPY/USD, respectively. The U.S. dollar equivalent of these commitments is included in the Master Fund’s total unfunded commitment amount.

10. INDEMNIFICATION

Under the Master Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the ordinary course of business, the Master Fund may enter into contracts or agreements that contain indemnification or warranties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

11. CREDIT FACILITY

The Master Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $25,000,000 which is secured by certain interests in Investment Funds. A fee of 0.25% per annum is payable monthly in arrears on the unused portion, while the interest rate charged on borrowings in the case of Eurodollar Rate Loans the ICE LIBOR Rate plus 2.00% and in the case of Prime Rate Loans the rate of interest per annum publicly announced or determined from time to time by Signature Bank as its prime rate in effect. For the period ended September 30, 2018, the Master Fund did not borrow under the Facility.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Notes to Financial Statements (Unaudited) (Continued)
September 30, 2018

12. SUBSEQUENT EVENTS

Subsequent events after September 30, 2018 have been evaluated through the date the financial statements were issued. During this period, capital contributions into the Master Fund for October 1, 2018 and November 1, 2018, equaled $3,841,854 and $3,588,626, respectively. There were no events or material transactions through the date the financial statements were issued.

CPG Carlyle Commitments Master Fund, LLC

Other Information (Unaudited)
September 30, 2018

Proxy Voting

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Master Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Master Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Master Fund’s first and third fiscal quarters of each fiscal year. For the Master Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Master Fund’s portfolio holdings as of the end of those fiscal quarters. The Master Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Nora M. Jordan, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Carlyle Commitments Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman

Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman

Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 6, 2018

By (Signature and Title)*	/s/ Michael Mascis

Michael Mascis
(Principal Financial Officer)

Date	December 6, 2018

*	Print the name and title of each signing officer under his or her signature.